Other Current Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other Current Liabilities [Line Items]
Amount incurred for higher annual bonus of Plant segment personnel	$ 0.8
Higher social charges, other immaterial offset variances	0.2
Subsidies liabilities	0.3	$ 0.5
Reimbursement of excess subsidy	0.3
Stock Options [Member]
Disclosure of Other Current Liabilities [Line Items]
Higher social charges on stock options grant	$ 0.6